T. ROWE PRICE All-Cap Opportunities Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.4%
COMMUNICATION
SERVICES  10.3%
Entertainment  3.2%
Netflix (1) 13,626 9,665
Sea, ADR (1) 42,869 4,042
Spotify Technology (1) 11,278 4,156
17,863
Interactive Media & Services  6.1%
Alphabet, Class C  76,431 12,778
Meta Platforms, Class A  36,101 20,666
33,444
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  26,665 5,503
5,503
Total Communication Services 56,810
CONSUMER
DISCRETIONARY  11.3%
Automobiles  1.4%
Ferrari  4,400 2,068
Tesla (1) 22,500 5,887
7,955
Broadline Retail  3.0%
Amazon.com (1) 78,746 14,673
MercadoLibre  (1) 791 1,623
16,296
Distributors  0.1%
Pool  1,500 565
565
Hotels, Restaurants &
Leisure  2.5%
Chipotle Mexican Grill (1) 39,600 2,282
Marriott International, Class A  15,419 3,833
Planet Fitness, Class A (1) 59,042 4,795
Starbucks  30,300 2,954
13,864
Leisure Products  0.0%
Rad Power Bikes, Class A,
Acquisition Date: 9/16/21,
Cost $885 (1)(2)(3) 92,335 18
18
Specialty Retail  4.2%
Carvana  (1) 37,181 6,474
Floor & Decor Holdings, Class A (1) 17,318 2,150
Home Depot  25,001 10,130
Ross Stores  29,100 4,380
23,134
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.1%
On Holding, Class A (1) 12,186 611
611
Total Consumer Discretionary 62,443
CONSUMER STAPLES  4.5%
Beverages  2.1%
Celsius Holdings (1) 46,313 1,452
Coca-Cola  139,604 10,032
11,484
Household Products  2.4%
Colgate-Palmolive  22,032 2,287
Procter & Gamble  61,675 10,682
12,969
Personal Care Products  0.0%
Estee Lauder, Class A  2,695 269
269
Total Consumer Staples 24,722
ENERGY  2.6%
Energy Equipment &
Services  0.2%
Seadrill (1) 26,841 1,067
1,067
Oil, Gas & Consumable
Fuels  2.4%
Exxon Mobil  61,000 7,151
Permian Resources  268,357 3,652
Southwestern Energy (1) 311,221 2,213
13,016
Total Energy 14,083
FINANCIALS  12.6%
Banks  3.9%
Bank of America  271,400 10,769
Citigroup  67,686 4,237
JPMorgan Chase  9,818 2,070
Western Alliance Bancorp  48,986 4,237
21,313
Consumer Finance  0.7%
American Express  14,781 4,009
4,009
Financial Services  5.2%
Apollo Global Management  24,265 3,031
Fiserv (1) 27,355 4,914
Global Payments  79,851 8,179
Visa, Class A  45,958 12,636
28,760
Insurance  2.8%
Chubb  29,154 8,408

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Marsh & McLennan  31,900 7,116
15,524
Total Financials 69,606
HEALTH CARE  14.0%
Biotechnology  1.6%
Argenx , ADR (1) 7,175 3,890
Immunocore Holdings, ADR (1) 19,079 594
Insmed  (1) 34,800 2,540
Natera  (1) 4,923 625
Soleno Therapeutics (1) 11,391 575
Vaxcyte  (1) 3,626 414
8,638
Health Care Equipment &
Supplies  1.6%
Edwards Lifesciences (1) 20,300 1,340
IDEXX Laboratories (1) 3,600 1,819
Intuitive Surgical (1) 7,732 3,798
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 53
Stryker  5,484 1,981
8,991
Health Care Providers &
Services  4.3%
Cencora 25,795 5,806
Elevance Health  13,852 7,203
Molina Healthcare (1) 7,819 2,694
UnitedHealth Group  13,600 7,952
23,655
Life Sciences Tools &
Services  3.2%
ICON (1) 21,714 6,239
Repligen  (1) 13,657 2,032
Thermo Fisher Scientific  14,851 9,186
17,457
Pharmaceuticals  3.3%
AstraZeneca, ADR  39,458 3,074
Eli Lilly  14,695 13,019
Merck  18,065 2,052
18,145
Total Health Care 76,886
INDUSTRIALS & BUSINESS
SERVICES  12.3%
Aerospace & Defense  2.5%
Airbus (EUR)  11,819 1,730
General Electric  45,827 8,642
Howmet Aerospace  27,900 2,797
Loar Holdings (1) 9,926 740
13,909
Commercial Services &
Supplies  0.5%
Waste Connections  16,810 3,006
3,006
Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.6%
GE Vernova  (1) 12,532 3,195
3,195
Ground Transportation  1.8%
CSX  124,800 4,309
Uber Technologies (1) 71,760 5,394
9,703
Industrial Conglomerates  1.3%
Roper Technologies  12,609 7,016
7,016
Machinery  1.2%
Deere  4,300 1,794
Dover  15,600 2,991
Middleby  (1) 14,754 2,053
6,838
Professional Services  4.4%
Booz Allen Hamilton Holding  27,174 4,423
Dayforce  (1) 40,590 2,486
Equifax  3,700 1,087
FTI Consulting (1) 32,632 7,426
TransUnion  27,521 2,881
Upwork  (1) 266,684 2,787
Verisk Analytics  11,800 3,162
24,252
Total Industrials & Business Services 67,919
INFORMATION
TECHNOLOGY  25.2%
Semiconductors & Semiconductor
Equipment  6.0%
Broadcom  33,940 5,855
NVIDIA  189,842 23,055
Taiwan Semiconductor
Manufacturing, ADR  23,000 3,994
32,904
Software  11.4%
Adobe (1) 11,300 5,851
BILL Holdings (1) 33,220 1,753
Canva , Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 228
Fair Isaac (1) 3,825 7,434
Fortinet (1) 27,739 2,151
Microsoft  88,453 38,061
ServiceNow  (1) 4,362 3,901
Synopsys (1) 6,264 3,172
62,551
Technology Hardware, Storage &
Peripherals  7.8%
Apple  184,310 42,944
42,944
Total Information Technology 138,399

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  3.2%
Chemicals  0.9%
Linde  10,276 4,900
4,900
Metals & Mining  2.3%
ERO Copper (CAD) (1) 181,095 4,032
Reliance  10,083 2,916
Southern Copper  15,936 1,843
Steel Dynamics  23,300 2,938
Warrior Met Coal  16,900 1,080
12,809
Total Materials 17,709
REAL ESTATE  0.3%
Industrial Real Estate Investment
Trusts  0.3%
Rexford Industrial Realty, REIT  35,100 1,766
Total Real Estate 1,766
UTILITIES  1.1%
Electric Utilities  0.6%
NextEra Energy  38,700 3,271
3,271
Multi-Utilities  0.5%
CMS Energy  42,200 2,981
2,981
Total Utilities 6,252
Total Common Stocks (Cost
$370,268) 536,595
CONVERTIBLE PREFERRED STOCKS  0.7%
COMMUNICATION
SERVICES  0.4%
Interactive Media & Services  0.4%
ByteDance , Series E, Acquisition
Date: 7/8/19, Cost $386 (1)(2)(3) 7,838 2,151
Total Communication Services 2,151
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 131
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 66
Total Health Care 197
INDUSTRIALS & BUSINESS
SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 12,016 166
Shares $ Value
(Cost and value in $000s)
‡
ABL Space Systems, Series
B-2, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,407 47
Total Industrials & Business Services 213
INFORMATION
TECHNOLOGY  0.1%
Software  0.1%
Canva , Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 13
Waymo , Series A-2, Acquisition
Date: 5/8/20, Cost $747 (1)(2)(3) 8,696 698
Total Information Technology 711
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 479
Total Materials 479
Total Convertible Preferred Stocks
(Cost $2,719) 3,751
PREFERRED STOCKS  0.5%
HEALTH CARE  0.5%
Life Sciences Tools &
Services  0.5%
Sartorius (EUR)  8,975 2,524
Total Health Care 2,524
Total Preferred Stocks (Cost
$3,135) 2,524
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 4.97% (4)(5) 5,021,111 5,021
Total Short-Term Investments
(Cost $5,021) 5,021
Total Investments in
Securities  99.5%
(Cost $381,143) $ 547,891
Other Assets Less Liabilities 0.5% 2,938
Net Assets 100.0% $ 550,829

T. ROWE PRICE All-Cap Opportunities Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,050 and represents 0.7% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ —# $ — $ 218+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 6,710  ¤  ¤ $ 5,021^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $218 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $5,021.

T. ROWE PRICE All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE All-Cap Opportunities Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 530,534 $ 5,762 $ 299 $ 536,595
Convertible Preferred Stocks — — 3,751 3,751
Preferred Stocks — 2,524 — 2,524
Short-Term Investments 5,021 — — 5,021
Total $ 535,555 $ 8,286 $ 4,050 $ 547,891

T. ROWE PRICE All-Cap Opportunities Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E302-054Q3 09/24